FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		December 31,	December 31,
	Note	2021	2020
Assets
Amortized cost
Cash and cash equivalents	5	13,590,776	6,835,057
Trade accounts receivable	7	6,531,465	2,915,206
Dividends receivable	11	6,604	7,633
Other assets(1)		886,112	723,622
		21,014,957	10,481,518
Fair value through other comprehensive income
Other investments-Celluforce	14.1	28,358	26,338
		28,358	26,338

Fair value through profit or loss
Derivative financial instruments	4.5.1	1,442,140	1,341,420
Marketable securities	6	7,758,329	2,396,857
		9,200,469	3,738,277
		30,243,784	14,246,133
Liabilities
Amortized cost
Trade accounts payable	17	3,288,897	2,361,098
Loans, financing and debentures	18.1	79,628,629	72,899,882
Lease liabilities	19.2	5,893,194	5,191,760
Liabilities for assets acquisitions and associates	23	405,952	502,228
Dividends payable	11	919,073	6,232
Other liabilities(1)		164,216	152,231
		90,299,961	81,113,431
Fair value through profit or loss
Derivative financial instruments	4.5.1	7,894,528	8,117,400
		7,894,528	8,117,400
		98,194,489	89,230,831
		67,950,705	74,984,698

1)	Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing

	Yield used to
	discount/	December 31,	December 31,
	methodology	2021	2020
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	51,183,520	43,703,482
Estimated to present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	19,441,297	20,546,778
In local currency
BNDES – TJLP	DI 1	355,494	1,399,177
BNDES – TLP	DI 1	686,247	647,235
BNDES – Fixed	DI 1	44,544	76,732
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	543,269	960,215
BNDES - Currency basket	DI 1	25,001	27,239
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	3,281,250	3,286,792
Debentures	DI 1	5,633,533	5,498,793
NCE (“Export Credit Notes”)	DI 1	1,352,291	1,322,813
NCR (“Rural Credit Notes”)	DI 1	289,344	283,702
Export credits (“Prepayment”)	DI 1	1,321,449	1,490,242
		84,157,239	79,243,200

Schedule of contractual maturities of financial liabilities

	December 31,
	2021
	Book	Future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	1,109,631	1,109,631	1,109,631
Other liabilities	164,216	164,216	92,123	72,093
	98,385,047	139,205,000	13,586,036	9,137,101	47,143,391	69,338,472

	December 31,
	2020
	Book	Future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and associates	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Dividends payable	6,232	6,232	6,232
Other liabilities	152,231	152,231	94,722	57,509
	89,230,831	125,054,734	9,233,011	8,891,941	43,336,181	63,593,601

Schedule of credit exposures using internal credit grading

	December 31,	December 31,
	2021	2020
Low (1)	6,491,726	2,813,038
Average (2)	19,147	54,115
High (3)	55,355	89,942
	6,566,228	2,957,095
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

Schedule of the book value of financial assets representing the exposure to credit risk

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	13,590,776	6,835,057
Marketable securities	7,758,329	2,396,857
Derivative financial instruments(1)	1,413,975	986,526
	22,763,080	10,218,440

1)	Does not include the derivative embedded in a forest partnership agreement and the supply of standing wood, which is not transacted with a financial institution.

Schedule of credit exposures using external credit grading

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Risk rating (1)
AAA				17,412
AA-			57,193	417,510
A+			8,318	1,617
A			601,475	73,135
A-			10,677	130,546
brAAA	21,149,838	7,704,501	576,195	305,311
brAA+	2,282	163,955	41,321	32
brAA	132,698	836,546	118,796	40,963
brAA-		278,712
brA+	313
brA		240,382
brBB+	2
brBB-	22,824
Others	41,148	7,818
	21,349,105	9,231,914	1,413,975	986,526
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of net exposure of assets and liabilities in foreign currency

	December 31,	December 31,
	2021	2020
Assets
Cash and cash equivalents	13,411,978	6,370,201
Marketable securities	2,394,667
Trade accounts receivables	5,043,453	1,938,614
Derivative financial instruments	1,028,450	621,385
	21,878,548	8,930,200

Liabilities
Trade accounts payables	(605,557)	(492,617)
Loans and financing	(65,972,300)	(58,145,087)
Liabilities for asset acquisitions and associates	(273,179)	(313,022)
Derivative financial instruments	(7,362,631)	(6,994,363)
	(74,213,667)	(65,945,089)
	(52,335,119)	(57,014,889)

Summary of yield curves used to calculate fair value of derivative financial instruments

The yield curves used to calculate the fair value in December 31, 2021, are as set forth below:

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1 month	9.15% p.a.	0.22% p.a.	18.07% p.a.
6 months	11.22% p.a.	0.32% p.a.	3.70% p.a.
1 year	11.79% p.a.	0.53% p.a.	2.50% p.a.
2 years	10.97% p.a.	0.92% p.a.	2.17% p.a.
3 years	10.60% p.a.	1.16% p.a.	2.18% p.a.
5 years	10.61% p.a.	1.36% p.a.	2.25% p.a.
10 years	10.71% p.a.	1.59% p.a.	2.47% p.a.

Schedule of derivatives by type of contract

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Instruments hired with protection strategy
Operational Hedge
ZCC	4,494,125	3,212,250	(187,788)	(780,457)
NDF (R$ x US$)	30,000	80,000	(7,043)	7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	3,600,000	3,683,333	(395,675)	(1,059,192)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	249,653	285,533
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(148,583)	(114,834)
Swap CDI x Fixed (U.S.$)	2,267,057	2,267,057	(5,230,612)	(4,977,309)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(760,505)	(508,328)

Commodity Hedge
Swap US-CPI (U.S.$) (1)	590,372	646,068	28,165	354,900
Swap VLSFO (2)		37,757		15,759
			(6,452,388)	(6,775,980)

Current assets			470,261	484,043
Non-current assets			971,879	857,377
Current liabilities			(1,563,459)	(1,991,118)
Non-current liabilities			(6,331,069)	(6,126,282)
			(6,452,388)	(6,775,980)
1)	The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.
2)	As of December 31, 2020, includes Swap Brent, whose contracts were fully settled in the subsequent period.

Schedule of maturity analysis for derivatives

	December 31,	December 31,
	2021	2020
2021		(1,507,075)
2022	(1,093,198)	(918,030)
2023	(282,499)	(433,195)
2024	(759,082)	(705,859)
2025	(2,096,449)	(1,684,124)
2026 onwards	(2,221,160)	(1,527,697)
	(6,452,388)	(6,775,980)

Schedule of long and short positions of outstanding derivatives

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2021	2020	2021	2020
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	8,594,225	8,594,225	306,663	719
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	76,279	136,192
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	130,104	61,120
Swap IPCA to CDI	IPCA	1,078,706	974,102	255,422	285,533
Swap IPCA to U.S.$	IPCA	576,917	520,973
				768,468	483,564
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,267,057	2,267,057	(5,537,275)	(4,978,028)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(836,784)	(644,520)
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	(525,779)	(1,120,312)
Swap IPCA to CDI	R$	843,845	843,845	(5,769)
Swap IPCA to U.S.$	US$	121,003	121,003	(148,583)	(114,834)
				(7,054,190)	(6,857,694)
				(6,285,722)	(6,374,130)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	4,494,125	3,212,250	(187,788)	(780,457)
NDF (R$ x U.S.$)	US$	30,000	80,000	(7,043)	7,948
				(194,831)	(772,509)
Commodity hedge
Swap US-CPI (standing wood)	US$	590,372	646,068	28,165	354,900
Swap VLSFO	US$		37,757		15,759
				28,165	370,659
				(6,452,388)	(6,775,980)

Schedule of fair value settled derivatives

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2021	2020
Operational hedge
Zero cost collar (R$ x U.S.$)	(1,269,231)	(2,268,158)
NDF (R$ x U.S.$)	1,399	(60,815)
	(1,267,832)	(2,328,973)
Commodity hedge
Swap VLSFO/other	(54,002)	(85,468)
	(54,002)	(85,468)
Debt hedge
Swap CDI to Fixed (U.S.$)	(266,268)	(1,888,906)
Swap IPCA to CDI (Brazilian Reais)	41,651	10,601
Swap IPCA to Fixed (U.S.$)	(4,819)	10,054
Swap Pre-Fixed to U.S.$	49,562	59,351
Swap LIBOR to Fixed (U.S.$)	(419,545)	(242,299)
	(599,419)	(2,051,199)
	(1,921,253)	(4,465,640)

Schedule of fair value hierarchy

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

Fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
	637,616	8,562,853	12,277,090	21,477,559

Liabilities
Fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
		7,894,528		7,894,528

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
		8,117,400		8,117,400

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	13,411,978	3,352,995	6,705,989
Marketable securities	2,394,667	598,667	1,197,333
Trade accounts receivable	5,043,453	1,260,863	2,521,727
Trade accounts payable	(605,557)	(151,389)	(302,779)
Loans and financing	(65,972,300)	(16,493,075)	(32,986,150)
Liabilities for asset acquisitions and associates	(273,179)	(68,295)	(136,590)

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5.5805	6.9756	8.3708	4.1854	2.7903
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	(6,692)	(41,779)	(83,558)	41,779	83,558
Derivative options	(187,811)	(4,343,120)	(10,141,893)	4,611,279	10,611,424
Derivative swaps	(6,357,678)	(4,361,283)	(8,722,564)	4,361,279	8,722,560

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2021
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	14,506	332	664
Marketable securities	5,361,618	122,647	245,294
Loans and financing	(9,415,969)	215,390	430,781

TJLP
Loans and financing	(382,157)	5,083	10,165

LIBOR
Loans and financing	(18,062,236)	9,443	18,887

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2021
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	(6,692)	(477)	(942)	489	991
Derivative options	(187,811)	(285,226)	(558,292)	308,973	651,016
Derivative swaps	(6,357,678)	(28,950)	(56,557)	30,306	61,974
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(6,357,678)	117,420	234,792	(117,473)	(234,996)

U.S. Consumer Price Index | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.84%	3.55%	4.25%
Embedded derivative in forestry partnership and standing wood supply agreements	28,165	203,262	418,180